j.p. morgan acceptance corporation ii abs-15g

Exhibit 99.8

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304677217	FCOM3608	06/04/2025	Compliance	Missing Doc	Intent to Proceed is Missing	The intent to proceed is missing. The intent to proceed is missing.		Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304677217	finding-3634	06/03/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check. The XXX% tolerance violation in the amount of $XXX is due to an increase in Transfer Taxes from $XXX on LE XX/XX/XXXX to $XXX on LE XX/XX/XXXX without a COC to validate. A cure of $XXX was provided at consummation; however, it was insufficient to cure.	Hello, Please see attached Refund Check with updated closing Disclosure and XXX label Thank you,	Cure package provided to the borrower; exception downgraded to a 2/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304677217	FCRE8999	05/22/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304677217	FPRO8998	05/22/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709762	finding-3634	06/12/2025	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due to an increase in Transfer Taxes from $XXX on CD XX/XX/XXXX to $XXX on CD XX/XX/XXXX without a valid COC.	Cure Package	Cure package provided to the borrower; exception downgraded to a 2/B	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304709762	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709762	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709749	FCOM8997	05/30/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709749	FCRE8999	05/30/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304709749	FPRO8998	05/30/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/30/2025		A	A	A	A	A	A	A	A	A	A	A	A